Goodwill and Intangibles (Intangibles) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ (41)	$ (2)
Intangibles, net	$ 492	466
Minimum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	11 years
Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Asset, Useful Life	25 years
L&S [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	$ 0	0
Intangibles, net	0	0
G&P [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Accumulated Amortization	(41)	(2)
Intangibles, net	492	466
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	533	468
Customer Relationships [Member] | L&S [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	0	0
Customer Relationships [Member] | G&P [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 533	$ 468